BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Maturities of ESOP Debt [Table Text Block]	At December 31, 2016, the remaining principal balance on the ESOP debt is payable as follows (in thousands):

2017	$539
2018	563
2019	587
2020	152
2021	157
Thereafter	1,661
Total	$3,659

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
Shares held by the ESOP include the following at December 31, 2016 and 2015:

	December 31,
	2016	2015
	(Dollars In Thousands)
Allocated	303,074	275,853
Committed to be allocated	48,638	48,638
Unallocated	361,887	410,525
Total shares	713,599	735,016
Fair value of unallocated shares	$5,573	$5,604

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option was determined at the grant date using the Black-Scholes option pricing model with the following weighted average assumptions:

	2016	2015	2014
Expected term (years)	10.00	10.00	10.00
Expected dividend yield	1.44%	1.70%	1.37%
Expected volatility	57.13	56.31	58.19
Risk-free interest rate	1.75	2.16	2.67
Fair value of options granted	$7.75	$6.37	$6.79

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of activity for the Company’s stock options for the year ended December 31, 2016:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Options outstanding at beginning of year	485,202	$10.92
Options granted	20,000	13.98
Options exercised	(7,892)	8.50
Options forfeited	(7,401)	11.03
Options outstanding at end of year	489,909	11.08	6.03
Options exercisable at end of year	326,416	10.70	5.14

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table presents the summary of activity for the Company’s unvested restricted shares for the year ended December 31, 2016.

	Shares	Weighted Average Grant Date Fair Value

Unvested restricted shares at beginning of year	80,471	$11.30
Restricted shares vested	(38,113)	11.30
Unvested restricted shares at end of year	42,358	11.30